(ICON)

Prudential
High Yield
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1998

(LOGO)

Prudential High Yield Fund, Inc.

Performance At A Glance.
Corporations issued a record amount of high-yield (or junk) bonds in 1998. Junk bonds initially were met with strong demand, then temporarily fell out of favor as a global financial crisis deepened.
Although prices of high-yield bonds began to recover in November, the sharp sell-offs that occurred in August and October still weighed heavily on the sector. Therefore, the Prudential
High
Yield Fund's Class A, B and C shares posted slightly negative returns for the year, compared with a negative 0.43% return on the Lipper High Current Yield Average.

Cumulative Total Returns1                     As of 12/31/98
                         One      Five       Ten
Since
                         Year     Years     Years
Inception2
Class A                 -0.13%    46.39%     N/A
142.96%
Class B                 -0.70     42.12     127.96%
532.88
Class C                 -0.70      N/A       N/A
45.24
Class Z                  0.00      N/A       N/A
22.88
Lipper High Current
 Yield Fund Avg.3       -0.43     43.02     145.64
***

Average Annual Total Returns1                       As of
12/31/98
              One      Five       Ten        Since
              Year     Years     Years     Inception2
Class A      -4.13%    7.04%      N/A        9.94%
Class B      -5.70     7.13      8.59%       9.79
Class C      -2.70     N/A        N/A        8.57
Class Z       0.00     N/A        N/A        7.54

Distributions& Yields                            As of
12/31/98
            Total Distributions        30-Day
              Paid for 12 Mos.       SEC Yield
Class A            $0.77               9.81%
Class B            $0.72               9.61
Class C            $0.72               9.52
Class Z            $0.78              10.39

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for
Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class
C shares are subject to a front-end sales load of 1% and a CDSC of
1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 1/22/90; Class B, 3/29/79; Class
C,
8/1/94; and Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the High
Current
Yield Fund category.

***Lipper Since Inception returns are 155.30% for Class A;
628.10% for Class B; 46.23% for Class C; and 23.04% for
Class
Z based on all funds in each share class.

How Investments Compared.
   (As of 12/31/98)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

George Edwards & Ken Peterson, Fund Managers
                                  (PICTURE)
(PICTURE)

Portfolio
Managers' Report

The Fund's primary investment objective is to maximize current income through investment in a diversified portfolio of high-yield, fixed-income securities. The Fund invests primarily in corporate bonds rated BBB or lower by independent rating agencies. Bonds rated BB or lower are below investment grade and are commonly known as junk bonds. As a result, they are subject to greater risk of default than investment-grade bonds. The Fund is well-diversified. Within the junk bond market, our research staff looks for bonds with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objective.

Record New
Issuance in 1998.

Corporations issued a record $141.77 billion of high-yield bonds in 1998, which significantly surpassed the $132.1 billion sold in 1997. Some companies issued new bonds with lower interest rates and used the proceeds to retire older bonds that carried higher coupons. In this way, the companies reduced their interest expenses.

Strategy Session.
During the year, there was frequent talk that the U.S.
economy might
sink into a recession, dragged down primarily by a ballooning U.S.
trade deficit with Asian nations.

If the economy had weakened substantially, defaults on high-yield bonds would have increased markedly. Therefore we maintained a defensive posture. Some of the Fund's largest positions were in bonds of telecommunications, cable television and health care companies. These domestic industries tend to be less cyclical, boast stable cash flows and usually perform well even if the economy loses steam. In addition, we focused on debt securities of media companies, where the tendency of stronger corporations to buy weaker firms in sectors such as radio benefited bondholders.

As it turned out, economic growth was surprisingly strong, which held junk bond defaults in check. High-yield bonds performed well for the first seven months of 1998 only to have their prices tumble in August. A financial crisis that first struck
Asia in 1997 slammed into Russia and Latin America in August, prompting investors to buy "safe haven" securities such as U.S.
Treasuries and sell riskier assets, including high-yield bonds.
Had this trend continued, it could have endangered the U.S. economic expansion. Therefore the Federal Reserve cut the Federal funds rate (what banks charge each other for overnight loans) by a quarter percentage point on September 29, October 15, and November 17, leaving it at 4.75%. These reductions encouraged economic activity. As confidence in the U.S. economy returned, demand increased for high-yield bonds, which rallied solidly in November and early December.

   Portfolio Composition.
Expressed as a percentage of
 net assets as of 12/31/98.
         (GRAPH)

What Went Well.
A Good Year At First.

For the first seven months of 1998, high-yield bonds performed better than U.S. Treasuries, based on Lehman Brothers indexes.
Economic conditions were so favorable that companies sold a record $141.77 million of high-yield bonds in 1998, despite the lull in issuance that lasted from August through October.
Proceeds from some of the new junk bonds were used to retire older bonds with higher interest rates. In the first half of the year, we booked profits after some of our health care and lodging industries bonds were retired at prices above their maturity values.

The Investment Company Institute reported that the amount of money flowing into junk bond mutual funds surpassed the previous all-time high by an impressive 51% during November. This demand sparked a sharp rebound in the prices of single-B-rated debt securities that had been oversold earlier in the year. Bonds rated single-B comprised 62% of the Fund's total investments as of November 30, 1998.

And Not So Well.
Trying Times.
While the Fund's single-B-rated bonds rallied in November and early
December, the dramatic sell-offs in August and October still weighed heavily on both the Lipper average and your Fund's performance.

August through October was one of the most difficult periods in the history of the high-yield bond market. Junk bonds had been the leading fixed-income asset class in July, but they ranked second lowest in August. September was also a trying time because investors continued to dump lower-quality assets after the Federal Reserve had to help keep hedge fund Long-Term Capital Management from collapsing. There were so few buyers for high-yield bonds that many companies postponed selling new debt issues.

By mid-October, the average junk bond provided a yield that was roughly 7.5 percentage points above those of comparable
Treasuries, indicating that investors required heavy compensation for taking a chance on high-yield bonds.
By contrast, the average junk bond carried a yield that was just 3.75 percentage points above Treasuries at the end of July, which was just before the big sell-off in August.


Five Largest Issuers.
2.5%   Rogers Cablesystems, Inc.
1.6%   Nextel Comm., Inc.
1.5%   Fresenius Med. Care
       Capital Trust
1.4%   AES Corp.
1.3%   Rogers Cantel, Inc.

Expressed as a percentage of net assets as of 12/31/98.

Looking Ahead.
We believe the credit quality of the high-yield bond market will remain fundamentally sound as long as the U.S. economy continues to expand. However, the average junk bond provided a yield that was just over six percentage points more than the yield of comparable Treasuries at the end of December. In our opinion, this large difference in yield is out of line with respect to the underlying economic fundamentals.

President's Letter                       February 16, 1999
(PICTURE)

Dear Shareholder:

Many major equity market indexes ended 1998 on the upswing -
- posting
an unprecedented fourth consecutive year of double-digit returns -- as many stocks rebounded off their early October lows. Bond investors were also cheered by healthy returns on U.S. Treasuries and investment-grade corporate debt, as well as certain Western European bonds.

Unfortunately, the equity market's advance was neither broad nor deep. It was limited primarily to stocks of larger companies with established records of growth. Investors ignored the stocks of both undervalued companies and smaller companies in a "flight to quality" stemming from financial turmoil in Asia and fears of a recession in the United States. Accordingly, growth-style investors in large-company stocks outperformed value-style investors by the widest margins in nearly 24 years -- and not since the Great Depression have large-company stocks so outperformed stocks of small companies.

The rally in bonds was not universal either. While government bonds -- especially Treasuries -- enjoyed strong appeal, investors were cool toward lower-rated issues. High yield bonds, therefore, saw yields rise while prices fell.

What We Can Learn From '98
The volatility of 1998 underscores points all investors should keep in mind: Financial markets will rise and fall, sometimes dramatically.
Because asset classes seldom move in lockstep, owning a mix of value- and growth-oriented mutual funds in addition to bond and money market funds can help lessen the effects of market volatility.

Generally speaking, long-term success in investment management comes from remaining true to an investment discipline -- even when it is out of favor. Investors who maintain a long-term perspective and don't sell during market lows are more likely to regain lost ground, and while past events cannot foretell future performance, stocks and bonds have produced attractive returns ahead of inflation over time.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

Brian M. Storms
President

Portfolio of Investments as
of December 31, 1998                 PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--96.6%
CORPORATE BONDS--91.3%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace--1.2%
BE Aerospace, Inc., Sr. Sub. Notes
B1                9.50%     11/01/08    $  6,000        $
6,330,000
Compass Aerospace Corp., Sr. Sub. Notes                    B-
(a)            10.125      4/15/05       5,750
5,548,750
Sequa Corp., Sr. Sub. Notes
B1                9.375     12/15/03      34,450
35,655,750
Transdigm, Inc., Sr. Sub. Notes
B3               10.375     12/01/08       3,500
3,508,750

--------------

51,043,250
------------------------------------------------------------
------------------------------------------------------------
------
Automotive Parts--2.4%
Foamex JPS Automotive LLC., Sr. Notes
B1               11.125      6/15/01      21,700 (d)
22,785,000
Hayes Wheels Int'l., Inc.,
   Sr. Sub. Notes
B3               11.00       7/15/06      32,000
35,520,000
   Sr. Sub. Notes
B3                9.125      7/15/07       4,875
5,089,688
Paragon Corporate Holdings, Inc., Sr. Notes
B3                9.625      4/01/08       7,500
6,300,000
Standyne Automotive Corp., Sr. Sub. Notes
B(a)             10.25      12/15/07      10,550
10,550,000
Venture Holdings, Sr. Notes
B2                9.50       7/01/05      19,500
19,402,500

--------------

99,647,188
------------------------------------------------------------
------------------------------------------------------------
------
Broadcasting & Other Media--7.0%
American Lawyer Media, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 12/15/02)
B3               12.25      12/15/08      10,500
6,510,000
   Sr. Sub. Notes
B1                9.75      12/15/07       8,350
8,704,875
AMSC Acquisition, Inc., Sr. Notes
NR               12.25       4/01/08       9,750
6,045,000
Capstar Radio Broadcasting,
   Sr. Disc. Notes, Zero Coupon (until 2/1/02)             B-
(a)            12.75       2/01/09      16,675
13,673,500
   Sr. Sub. Notes
B2                9.25       7/01/07      12,000
12,480,000
Chancellor Media Corp.,
   Sr. Notes
B+(a)             8.00      11/01/08      19,000
19,142,500
   Sr. Sub. Notes
B(a)              9.00      10/01/08      19,250
20,332,812
Globo Communicacoes, Sr. Notes (Brazil)
B2               10.50      12/20/06       6,000 (i)
3,840,000
Grupo Televisa S.A., Sr. Disc. Notes (Mexico)
   Zero Coupon (until 5/15/01)
Ba2              13.25       5/15/08      17,500 (i)
12,993,750
Lamar Advertising Co., Sr. Sub. Notes
B1                9.625     12/01/06       8,500
9,222,500
Liberty Group Publishing, Inc.,
   Sr. Disc. Deb., Zero Coupon (until 2/1/03)
CCC+(a)          11.625      2/01/09      12,150
6,682,500
   Sr. Sub. Notes
B3                9.375      2/01/08       8,650
8,477,000
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon
   (until 3/1/03)
B3               10.00       3/01/08      21,000
14,752,500
Mail-Well Corp., Sr. Sub. Notes
B1                8.75      12/15/08       8,000
8,080,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of December 31, 1998                 PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Broadcasting & Other Media (cont'd.)
NTL, Inc.,
   Sr. Notes, Zero Coupon (until 10/1/03)
B3              12.375%     10/01/08    $  5,750        $
3,593,750
   Sr. Notes, Zero Coupon (until 4/1/03)
B3               9.75        4/01/08      25,500
15,746,250
Outdoor Systems, Inc., Sr. Sub. Notes
B1               9.375      10/15/06      18,000
19,440,000
Production Resource LLC., Sr. Sub. Notes                   B-
(a)           11.50        1/15/08      15,000
14,700,000
Renaissance Media LLC., Sr. Disc. Notes,
   Zero Coupon (until 4/15/03)
B3              10.00        4/15/08       5,500
3,712,500
SFX Broadcasting, Inc.,
   Sr. Sub. Notes
B3              10.75        5/15/06      21,588
23,962,680
   Sr. Sub. Notes
B3               9.125       2/01/08      24,000
23,760,000
Shop At Home, Inc., Sr. Sec'd. Notes
B1              11.00        4/01/05       6,500
6,630,000
Sun Media Corp., Sr. Sub. Notes (Canada)
B2               9.50        5/15/07       9,522 (i)
10,569,420
Transwestern Publishing Co., L.P., Sr. Sub. Notes          B-
(a)            9.625      11/15/07       5,250
5,460,000
World Color Press, Inc., Sr. Sub. Notes
B1               8.375      11/15/08      10,000
10,050,000
Young America Corp., Sr. Sub. Notes
B3              11.625       2/15/06      11,400
4,902,000

--------------

293,463,537
------------------------------------------------------------
------------------------------------------------------------
------
Building & Related Industries--4.3%
Ainsworth Lumber Ltd., Sr. Notes
B3              12.50        7/15/07       8,000
7,920,000
American Builders, Sr. Sub. Notes
B3              10.625       5/15/07       5,000
4,650,000
Beazer Homes USA, Inc., Sr. Notes
B1               8.875       4/01/08       6,000
5,745,000
Building Materials Corp., Sr. Notes
Ba3              8.00       12/01/08       8,000
8,030,000
Congoleum Corp., Sr. Notes
B1               8.625       8/01/08       6,000
5,910,000
D.R. Horton, Inc., Sr. Notes
Ba2              8.375       6/15/04      10,170
10,119,150
Del Webb Corp., Sr. Sub. Deb.
B2               9.375       5/01/09      14,500 (g)
13,920,000
Falcon Building Prod., Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 6/15/02)
B3              10.50        6/15/07      24,100
13,857,500
   Sr. Sub. Notes
B3               9.50        6/15/07      20,150
17,631,250
Falcon Holdings Group, L.P.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/03)
B2               9.285       4/15/10      11,500
7,762,500
   Sr. Notes
B2               8.375       4/15/10       5,000
5,100,000
Kaufman & Broad Home Corp., Sr. Sub. Notes
Ba3              9.625      11/15/06      28,000
29,120,000
Kevco, Inc., Sr. Sub. Notes
B3              10.375      12/01/07      11,000
9,900,000
Koppers Industries, Inc., Sr. Sub. Notes
B2               9.875      12/01/07       8,550
8,379,000
Nortek, Inc.,
   Sr. Notes
B1               9.25        3/15/07      15,875
16,390,937
   Sr. Notes
B1               9.125       9/01/07      17,000
17,382,500

--------------

181,817,837

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of December 31, 1998               PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Cable--7.9%
Adelphia Communications Corp.,
   Sr. Notes
B2                9.50%      2/15/04    $  2,000        $
2,125,000
   Sr. Notes
B2               10.50       7/15/04      11,300
12,373,500
Coaxial Communications, Inc., Sr. Notes
B3               10.00       8/15/06       5,750
5,922,500
Comcast UK Cable Corp., Sr. Disc. Deb.,
   Zero Coupon (until 11/15/00)
B2               11.20      11/15/07      19,900
16,716,000
CSC Holdings, Inc., Sr. Sub. Notes
B1                9.25      11/01/05      14,835
15,947,625
Diamond Cable Co., Sr. Disc. Notes (United Kingdom)
B3               13.25       9/30/04      30,860 (i)
29,625,600
Diva Systems Corp., Sr. Disc. Notes, Zero Coupon
   (until 3/1/03)
NR               12.625      3/01/08      15,900
5,914,800
Echostar Satellite, Sr. Disc. Notes, Zero Coupon
   (until 3/15/00)
B3               13.125      3/15/04       1,500
1,496,250
International Cabletel, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/00)
B3               12.75       4/15/05      25,950
23,614,500
Lenfest Communications, Inc., Sr. Notes
Ba3               8.375     11/01/05       5,050
5,454,000
Rogers Cablesystems, Inc. (Canada),
   Sr. Sec'd. Deb.
Ba3              10.00      12/01/07      10,500 (i)
11,812,500
   Sr. Sec'd. Deb.
Ba3              10.125      9/01/12      24,575 (i)
27,155,375
   Sr. Sec'd. Notes
Ba3              10.00       3/15/05      58,575 (i)
65,604,000
Rogers Cantel, Inc. (Canada),
   Deb.
Ba3               9.375      6/01/08      38,400 (i)
40,512,000
   Sr. Sub. Notes
BB-(a)            8.80      10/01/07      12,600 (i)
12,694,500
Telewest plc, Sr. Disc. Deb. (United Kingdom),
   Zero Coupon (until 10/1/00)
B1               11.00      10/01/07      15,000 (i)
12,487,500
TVN Entertainment Corp., Sr. Notes
NR               14.00       8/01/08      15,000
12,750,000
United Int'l. Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/15/03)
B3               10.75       2/15/08      56,500
30,227,500

--------------

332,433,150
------------------------------------------------------------
------------------------------------------------------------
------
Capital Goods--1.1%
Allied Waste North America,
   Sr. Notes
Ba2               7.625      1/01/06       9,000
9,112,500
   Sr. Notes
Ba2               7.875      1/01/09      26,000
26,325,000
ICF Kaiser Int'l., Inc., Sr. Sub. Notes
B3               13.00      12/31/03       3,000
1,500,000
Interlake Corp., Sr. Sub. Deb.
B3               12.125      3/01/02       6,500
6,565,000
Neenah Corp., Sr. Sub. Notes
B3               11.125      5/01/07       4,000
4,110,000
Thermadyne Holdings, Sr. Disc. Notes, Zero Coupon
   (until 6/1/03)
CCC+(a)          12.50       6/01/08       2,000
880,000

--------------

48,492,500
------------------------------------------------------------
------------------------------------------------------------
------
Casinos--3.8%
Aladdin Gaming, Sr. Disc. Notes, Zero Coupon (until
   3/1/03)
CCC+(a)          13.50       3/01/10      38,500
10,010,000
Alliance Gaming Corp., Sr. Sub. Notes
B3               10.00       8/01/07       4,350 (g)
3,980,250
Boyd Gaming Corp., Sr. Sub. Notes
B1                9.50       7/15/07      17,875 (g)
17,785,625

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of December 31, 1998               PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Casinos (cont'd.)
Casino America Corp., Sr. Notes
B1               12.50%      8/01/03    $  3,890        $
4,298,450
Casino Magic Corp., First Mtge. Notes
B3               13.00       8/15/03       1,250
1,412,500
Fitzgeralds Gaming Corp., Sr. Notes
B3               12.25      12/15/04      14,000
7,560,000
Grand Casinos, Inc., Sr. Notes
B2                9.00      10/15/04      13,750
15,468,750
Harrahs Operating, Inc., Gtd. Sr. Sub. Notes
Ba2               7.875     12/15/05      12,250
12,280,625
Horseshoe Gaming LLC., Sr. Sub. Notes
B3                9.375      6/15/07      22,100
22,928,750
Lady Luck Gaming Corp., First Mtge. Notes
B2               11.875      3/01/01       2,000 (g)
2,020,000
Majestic Star Casino LLC., Sr. Notes
B(a)             12.75       5/15/03       1,250
1,312,500
MGM Grand, Inc., Sr. Notes
Ba1               6.875      2/06/08      12,550
12,204,875
Trump Atlantic City Assocs.,
   First Mtge. Notes
B2               11.25       5/01/06      35,850
31,548,000
   First Mtge. Notes, Ser. B
B2               11.25       5/01/06       5,000
4,250,000
Trumps Castle Funding, Inc., First Mtge. Notes
Caa              11.75      11/15/03       5,000 (g)
4,000,000
Venetian Casino Resort LLC., First Mtge. Notes
NR               12.25      11/15/04       9,000
8,415,000

--------------

159,475,325
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--1.9%
Huntsman Corp., Sr. Sub. Notes
B2                9.50       7/01/07      28,000
28,070,000
Polymer Group, Inc., Sr. Sub. Notes
B2                8.75       3/01/08      14,000 (g)
13,755,000
Sterling Chemical Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/01)
Caa              13.50       8/15/08      17,250
6,555,000
   Sr. Sub. Notes
B3               11.75       8/15/06      10,000
8,500,000
Terra Industries, Inc., Sr. Notes
Ba3              10.50       6/15/05      24,100
24,702,500

--------------

81,582,500
------------------------------------------------------------
------------------------------------------------------------
------
Computer Services--0.7%
Viasystems, Inc., Sr. Sub. Notes
B3                9.75       6/01/07      29,750
29,601,250
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products--3.1%
Borden, Inc., Notes
Ba1               9.20       3/15/21      13,500
13,195,170
Consumers Int'l., Inc., Sr. Sec'd. Notes
Ba3              10.25       4/01/05      19,100
20,055,000
Corning Consumer Prod. Co., Sr. Sub. Notes
B3                9.625      5/01/08      16,000
11,200,000
Desa Int'l., Inc., Sr. Sub. Notes
B3                9.875     12/15/07      11,500
8,625,000
Doskocil, Inc., Sr. Sub. Notes
B3               10.125      9/15/07       8,000
7,520,000
Holmes Prod. Corp., Sr. Sub. Notes
B3                9.875     11/15/07       9,825
9,235,500
Loewen Group Int'l., Inc., Sr. Gtd. Notes
Ba3               8.25      10/15/03       7,000
5,932,500
Pierce Leahy Command Co., Sr. Notes
B3                8.125      5/15/08       4,250
4,218,125
Revlon Consumer Prod. Corp.,
   Sr. Notes
B2                9.00      11/01/06      12,500
12,375,000
   Sr. Sub. Notes
B3                8.625      2/01/08      15,000
13,650,000
Sealy Mattress Co., Sr. Sub. Disc. Notes,
   Zero Coupon (until 12/15/02)
NR               10.875     12/15/07      10,000
6,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of December 31, 1998                  PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products (cont'd.)
United States Office Prod. Co., Sr. Sub. Notes
B3                9.75%      6/15/08    $  8,600        $
5,418,000
Waste Systems Int'l., Inc., Sr. Sub. Notes
CCC+(a)           7.00       5/13/05       6,000
5,790,000
Windmere Durable Holdings, Inc., Sr. Notes
B3               10.00       7/31/08       5,500
5,142,500

--------------

128,356,795
------------------------------------------------------------
------------------------------------------------------------
------
Drugs & Health Care--7.0%
Abbey Healthcare Group, Inc., Sr. Sub. Notes
B3                9.50      11/01/02       1,500 (g)
1,455,000
Alaris Med. Systems, Inc., Sr. Sub. Notes
B3                9.75      12/01/06      18,375
18,742,500
Alliance Imaging, Inc., Sr. Sub. Notes
B3                9.625     12/15/05      10,000
9,350,000
Columbia / HCA Healthcare Corp., Notes
Ba2               6.91       6/15/05      10,000
9,728,200
Dade Int'l., Inc., Sr. Sub. Notes
B2               11.125      5/01/06      40,510
44,561,000
Fresenius Med. Care Capital Trust,
   Gtd. Notes
NR                9.00      12/01/06      56,340
58,593,600
   Gtd. Notes
NR                7.875      2/01/08       3,300
3,267,000
Grahm Field Health Prod., Inc., Sr. Sub Notes
B3                9.75       8/15/07      11,890
7,847,400
Harborside Healthcare Corp., Sr. Sub. Disc. Notes,
   Zero Coupon (until 8/1/03)
B3               11.00       8/01/08      11,750
5,640,000
ICN Pharmaceuticals, Inc., Sr. Notes
Ba3               8.75      11/15/08      13,000
13,065,000
Integrated Health Svcs., Inc.,
   Sr. Sub. Notes
B2               10.25       4/30/06      37,500
37,125,000
   Sr. Sub. Notes
B2                9.50       9/15/07       4,000
3,800,000
Magellan Health Svcs., Inc., Sr. Sub. Notes
B3                9.00       2/15/08      37,000
32,560,000
Mariner Post Acute Network, Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 11/1/02)
B3               10.50      11/01/07      25,900
12,561,500
   Sr. Sub. Notes
B3                9.50      11/01/07       5,000
4,075,000
Medaphis Corp., Sr. Notes
B2                9.50       2/15/05       4,150
3,195,500
Media, Inc., Sr. Sub. Notes
B3               11.00       6/01/08       3,000
2,880,000
Tenet Healthcare Corp., Sr. Sub. Notes
Ba3               8.625      1/15/07      23,500
24,557,500

--------------

293,004,200
------------------------------------------------------------
------------------------------------------------------------
------
Energy--9.1%
AES Corp.,
   Sr. Sub. Exch.
Ba1               8.375      8/15/07      10,000
10,075,000
   Sr. Sub. Notes
Ba1              10.25       7/15/06      26,000
28,080,000
   Sr. Sub. Notes
NR                8.50      11/01/07      20,000
20,250,000
Anker Coal Group, Inc., Sr. Notes
B3                9.75      10/01/07      13,750
7,287,500
Bayard Drilling Technologies, Inc., Sr. Notes
B2               11.00       6/30/05       7,500
8,250,000
Benton Oil & Gas Co., Sr. Notes
B2               11.625      5/01/03      11,300
6,554,000
Chesapeake Energy Corp., Sr. Notes
B3                9.625      5/01/05      14,000
10,500,000
Chiles Offshore Corp. LLC., Sr. Notes
B3               10.00       5/01/08       5,000
4,000,000
Cliffs Drilling Co.,
   Sr. Notes
B1               10.25       5/15/03      12,800
13,068,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of December 31, 1998                 PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Energy (cont'd.)
DI Industies, Inc., Sr. Notes
B1               8.875%      7/01/07    $  6,000        $
4,350,000
Forcenergy, Inc., Sr. Sub. Notes
B3               9.50       11/01/06      10,000
7,700,000
Gothic Prod. Corp., Sr. Sec'd. Notes
B3              11.125       5/01/05       9,500 (g)
7,410,000
Grant Geophysical, Inc., Sr. Notes
B3               9.75        2/15/08      10,000
6,800,000
Great Lakes Carbon Corp.,
   Sr. Disc. Deb., Zero Coupon (until 5/15/03)             B-
(a)           13.125       5/15/09       7,200
3,672,000
   Sr. Sub. Notes
B3              10.25        5/15/08       5,000
5,037,500
Grey Wolf, Inc., Sr. Notes
B1               8.875       7/01/07       3,450
2,501,250
Gulf Canada Resources Ltd.,
   Sr. Sub. Deb.
Ba2              9.25        1/15/04       5,000
5,123,400
   Sr. Sub. Deb.
Ba2              9.625       7/01/05       5,000
5,225,000
Houston Expl. Co., Sr. Sub. Notes
B2               8.625       1/01/08       7,000
6,790,000
Key Energy Group, Inc., Sr. Sub. Notes
NR               5.00        9/15/04       4,000
1,800,000
McDermott J. Ray, Sr. Sub. Notes
B1               9.375       7/15/06      29,350
31,111,000
Ocean Rig, Gtd. Sr. Sec'd. Notes
B3              10.25        6/01/08      16,000
12,800,000
P & L Coal Holdings Corp.,
   Sr. Notes
Ba3              8.875       5/15/08      22,500
22,950,000
   Sr. Sub. Notes
B2               9.625       5/15/08      12,250
12,464,375
Parker Drilling Co., Sr. Notes
B1               9.75       11/15/06      15,000
13,425,000
Petroleos Mexicanos, Gtd. Notes
Ba2              9.375      12/02/08       9,500
9,357,500
Plains Resources, Inc., Sr. Sub. Notes
B2              10.25        3/15/06      11,000
11,000,000
Pogo Producing Co., Sr. Sub. Notes
B1               8.75        5/15/07      15,600
14,430,000
R & B Falcon Corp., Sr. Notes
Ba1              9.50       12/15/08       8,500
8,500,000
Snyder Oil Corp., Sr. Sub. Notes
B2               8.75        6/15/07      10,000
9,600,000
Tesoro Petroleum Corp., Sr. Sub. Notes
B1               9.00        7/01/08      16,000
15,520,000
Universal Compression Holdings,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B2               9.875       2/15/08      22,850
13,710,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B3              11.375       2/15/09       7,300
4,161,000
Veritas DGC, Inc., Sr. Notes
Ba3              9.75       10/15/03       6,300
6,394,500
Vintage Petroleum, Inc.,
   Sr. Sub. Notes
B1               9.00       12/15/05      10,000
9,800,000
   Sr. Sub. Notes
B1               8.625       2/01/09      16,185 (g)
15,375,750
York Power Funding, Sr. Sec'd. Notes (Cayman Islands)
NR              12.00       10/30/07      10,000 (i)
9,800,000

--------------

384,872,775
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services--1.6%
Airplane Pass Through Trust, Sr. Sub. Notes
Ba2             10.875       3/15/19       4,000
4,200,000
Americredit Corp., Gtd. Sr. Sub. Notes
Ba1              9.25        2/01/04      14,450
13,908,125
Amresco Mtg., Inc., Sr. Sub. Notes (cost $4,900,000;
   purchased 2/24/98)
B2               9.875       3/15/05       4,900 (b)
3,430,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of December 31, 1998                PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services (cont'd.)
Delta Financial Corp., Sr. Notes
B3                9.50%      8/01/04    $ 10,450 (g)    $
8,778,000
Fugi JGB Investment, LLC., Pref'd. Notes
Ba1               9.87      12/31/49       8,250
5,898,750
Nationwide, Inc., Sr. Notes
B3               10.25       1/15/08       6,500
5,265,000
PX Escrow Corp., Sr. Sub. Disc. Notes, Zero Coupon
   (until 2/1/02)
B3                9.625      2/01/06      23,000
12,650,000
SB Treasury Co., Pref'd. Notes
Baa1              9.40      12/29/49      12,500
11,625,000

--------------

65,754,875
------------------------------------------------------------
------------------------------------------------------------
------
Food & Beverage--2.7%
Advantica Restaurant Group, Inc., Sr. Notes
B2               11.25       1/15/08       9,375
9,492,188
Ameriserve Food Dist., Inc., Sr. Sub. Notes
B3               10.125      7/15/07      37,945
33,960,775
Carrols Corp., Sr. Sub. Notes
B2                9.50      12/01/08      13,000
13,097,500
Cott Corp., Sr. Notes
Ba3               8.50       5/01/07       4,500
4,201,875
Envirodyne Industries, Inc., Sr. Notes
B3               10.25      12/01/01       5,325
4,260,000
Favorite Brands Int'l., Inc., Sr. Notes
B3               10.75       5/15/06       2,300
1,886,000
Fresh Foods, Inc., Sr. Sub. Notes
B3               10.75       6/01/06       9,200
8,464,000
Grupo Azucarero S.A., Sr. Notes (Mexico)
B3               11.50       1/15/05      10,000 (i)
3,500,000
Packaged Ice, Inc., Sr. Notes
B3                9.75       2/01/05       8,500
8,500,000
PSF Holdings, LLC., Sr. Sec'd. Notes (cost
   $11,050,490;
   purchased 5/20/94 and 5/8/97)
NR               11.00       9/17/03      11,050 (b)
11,603,014
Purina Mills, Inc., Sr. Sub. Notes
B2                9.00       3/15/10      15,000
14,925,000

--------------

113,890,352
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--1.2%
Anchor Lamina, Inc., Sr. Sub. Notes
B3                9.875      2/01/08      13,500
12,150,000
Eagle Picher Holdings, Inc., Sr. Sub. Notes
B3                9.375      3/01/08       9,500
8,977,500
Thermadyne Mfg., Sr. Sub. Notes
B3                9.875      6/01/08       9,000
8,190,000
Trench Electric S.A., Gtd. Sr. Sub. Notes
   (Netherlands)
B3               10.25      12/15/07      23,000 (i)
21,390,000

--------------

50,707,500
------------------------------------------------------------
------------------------------------------------------------
------
Leisure & Tourism--3.6%
Ballys Health & Tennis Corp.,
   Sr. Sub. Notes
B3                9.875     10/15/07      22,000
21,560,000
Extended Stay America, Inc., Sr. Sub. Notes
B2                9.15       3/15/08      16,000
14,960,000
Felcor Suites L.P., Gtd. Sr. Notes
NR                7.375     10/01/04       7,935
7,558,088
Hedstrom Corp., Sr. Sub. Notes
B3               10.00       6/01/07       9,400
7,990,000
Hedstrom Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 6/1/02)
Caa              12.00       6/01/09       3,400
1,530,000
Hilton Hotels Corp., Sr. Notes
Baa2              7.50      12/15/17      17,500
16,734,375

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as
of December 31, 1998                  PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Leisure & Tourism (cont'd.)
HMH Properties, Inc.,
   Sr. Notes
Ba2              7.875%      8/01/08    $ 19,750        $
19,157,500
   Sr. Notes
Ba2              8.45       12/01/08       3,500
3,500,000
Hollywood Theaters, Inc., Gtd. Sr. Sub. Notes
B3              10.625       8/01/07       8,000
5,600,000
Host Marriott Travel Plazas, Inc., Sr. Notes
Ba3              9.50        5/15/05       1,700
1,780,750
Imax Corp., Sr. Notes
Ba2              7.875      12/01/05       6,000
6,030,000
Loews Ciniplex Entertainment Corp., Sr. Sub. Notes
B3               8.875       8/01/08       2,000
2,065,000
Outboard Marine Corp., Sr. Notes
B3              10.75        6/01/08       6,000
5,850,000
Premier Cruise Ltd., Sr. Notes
B3              11.00        3/15/08      13,000
6,500,000
Premier Parks, Inc., Sr. Disc. Notes, Zero Coupon
   (until 4/1/03)
B3              10.00        4/01/08      12,250
8,330,000
Six Flags Entertainment Corp., Gtd. Sr. Notes
B3               8.875       4/01/06       7,300
7,564,625
Town Sports Int'l., Inc., Sr. Notes
B2               9.75       10/15/04      13,450
12,710,250

--------------

149,420,588
------------------------------------------------------------
------------------------------------------------------------
------
Miscellaneous Services--1.4%
Ball Corp., Sr. Sub. Notes
B1               8.25        8/01/08       1,000
1,045,000
Coinstar, Inc., Sr. Disc. Notes, Zero Coupon (until
   10/1/99)
NR              13.00       10/01/06      10,050
8,542,500
Color Spot Nurseries, Sr. Sub. Notes
CCC(a)          10.50       12/15/07      10,000
6,000,000
Continental Global Group, Inc., Sr. Notes
B2              11.00        4/01/07      10,000
8,550,000
Kindercare Learning Center, Inc., Sr. Sub. Notes
B3               9.50        2/15/09      14,125
14,054,375
La. Petite Academy, Inc., Sr. Notes
B3              10.00        5/15/08       5,000
4,950,000
SF Holdings Group, Inc., Sr. Disc. Notes,
   Zero Coupon (until 3/15/03)                             B-
(a)           12.75        3/15/08      16,500
5,280,000
United Stationer Supply Co., Sr. Sub. Notes
B1              12.75        5/01/05       8,600
9,589,000

--------------

58,010,875
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Forest Products--2.1%
Gaylord Container Corp., Sr. Sub. Notes
CCC+(a)           9.875      2/15/08       2,700 (g)
1,971,000
Graham Packaging Holdings Co.,
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)            B-
(a)            10.75       1/15/09      15,925
10,988,250
   Sr. Sub. Notes
B3                8.75       1/15/08       7,150
7,221,500
Indah Kiat Fin Mauritius Ltd., Gtd. Sr. Notes
   (Indonesia)
B2               10.00       7/01/07      10,000 (i)
5,200,000
Millar Western Prod. Ltd., Sr. Notes
B3                9.875      5/15/08      10,000
7,500,000
Moll Industries, Inc., Sr. Sub. Notes
B3               10.50       7/01/08       4,250
4,122,500
Repap New Brunswick, Inc., Sr. Sec'd. Notes
Caa              10.625      4/15/05       9,000 (g)
6,030,000
S.D. Warren Co., Sr. Sub. Notes
B1               12.00      12/15/04       8,000
8,680,000
Stone Container Corp.,
   Sr. Notes
B2               12.58       8/01/16         200
211,500
   Sr. Sub. Deb.
B3               12.25       4/01/02      19,250
19,250,000
Tekni Plex, Inc., Sr. Sub. Notes
B3                9.25       3/01/08      17,550
18,339,750

--------------

89,514,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as
of December 31, 1998                     PRUDENTIAL HIGH
YIELD FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Real Estate--0.6%
CB Richards Ellis Svcs, Inc., Sr. Sub. Notes
Ba3              8.875%      6/01/06    $ 13,500        $
13,230,000
Saul B F Real Estate Investment Trust, Sr. Sec'd.
   Notes                                                   B-
(a)            9.75        4/01/08      13,000
11,960,000

--------------

25,190,000
------------------------------------------------------------
------------------------------------------------------------
------
Retail--2.5%
Big 5 Corp., Sr. Notes
B2              10.875      11/15/07      14,900
15,049,000
Big 5 Holdings Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/30/02)
NR              13.45       11/30/08      10,000
5,400,000
Cluett American Corp., Sr. Sub. Notes
B3              10.125       5/15/08      10,750
10,158,750
Duane Reade, Inc., Sr. Sub. Notes
B3               9.25        2/15/08       4,480
4,614,400
Franks Nursery & Crafts, Inc., Sr. Sub. Notes
B3              10.25        3/01/08      17,400
17,226,000
French Fragrances, Inc.,
   Sr. Notes, Series B
B2              10.375       5/15/07      15,030
14,842,125
   Sr. Notes, Series D
B2              10.375       5/15/07       3,550
3,496,750
Pamida, Inc., Sr. Sub. Notes
Caa             11.75        3/15/03       9,000
8,640,000
Phar-Mor, Inc., Sr. Notes
B3              11.72        9/11/02       1,447
1,512,115
Saks, Inc., Gtd. Sr. Sub. Notes
Baa3             8.25       11/15/08      13,500
14,310,000
Steel Heddle Manufacturing Co., Sr. Sub. Notes
B3              10.625       6/01/08       4,500
3,150,000
Syratech Corp., Sr. Notes
B3              11.00        4/15/07       8,475
6,864,750

--------------

105,263,890
------------------------------------------------------------
------------------------------------------------------------
------
Steel & Metals--4.0%
AK Steel Corp., Sr. Notes
Ba2               9.125     12/15/06      10,700
11,208,250
Doe Run Res. Corp., Sr. Notes
B3               11.25       3/15/05       5,000
4,000,000
Great Central Mines Ltd., Sr. Notes
Ba2               8.875      4/01/08      10,000
9,975,000
International Wire Group, Inc., Sr. Sub. Notes
B3               11.75       6/01/05      18,500
19,471,250
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes
B2               12.75       2/01/03      16,750
16,415,000
Lukens, Inc.,
   Sr. Notes
Ba3               7.625      8/01/04       3,500
3,351,250
   Sr. Notes
Ba3               6.50       2/01/06       5,000
4,300,000
Pohang Iron & Steel Ltd., Unsec'd. Notes (Korea)
Ba1               7.125      7/15/04      14,000 (i)
12,070,800
Renco Steel Holdings, Inc., Sr. Sec'd. Notes               B-
(a)            10.875      2/01/05       7,450
6,407,000
Silgan Holdings, Inc., Sr. Sub. Deb.
B1                9.00       6/01/09      13,000
13,162,500
UCAR Global Enterprises, Inc., Sr. Sub. Notes
B2               12.00       1/15/05       5,750
6,037,500
WCI Steel, Inc., Sr. Sec'd. Notes
B2               10.00      12/01/04      31,600 (g)
31,363,000
Wheeling Pittsburgh Corp., Sr. Notes
B2                9.25      11/15/07      17,700
16,638,000
WHX Corp., Sr. Notes
B3               10.50       4/15/05      14,750
13,422,500

--------------

167,822,050

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments as
of December 31, 1998                      PRUDENTIAL HIGH
YIELD FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Supermarkets--1.1%
Pantry, Inc., Sr. Sub. Notes
B3               10.25%     10/15/07    $ 20,250        $
21,161,250
Pathmark Stores, Inc., Sr. Sub. Notes
B3                9.625      5/01/03       8,348
8,181,040
Southland Corp., Sr. Sub. Deb.
Ba3               5.00      12/15/03      19,500
17,160,000

--------------

46,502,290
------------------------------------------------------------
------------------------------------------------------------
------
Technology--1.3%
Details Holding Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/15/02)
NR               12.50      11/15/07      16,200
8,910,000
Details, Inc., Sr. Sub. Notes
B3               10.00      11/15/05      11,375
10,806,250
DII Group, Inc., Sr. Sub. Notes
B1                8.50       9/15/07      11,500
11,385,000
MCMS, Inc., Sr. Sub. Notes
B3                9.75       3/01/08      14,000
11,760,000
Pioneer-Standard Electronics, Inc., Sr. Notes
Baa3              8.50       8/01/06       6,000
6,025,800
Zilog, Inc., Sr. Sec'd. Notes
B2                9.50       3/01/05       9,000 (g)
7,110,000

--------------

55,997,050
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications--17.0%
21st Century Telecom Group, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/15/03)
NR               12.25       2/15/08      11,500
4,830,000
Allegiance Telecom, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
NR               11.75       2/15/08      14,200
6,532,000
   Sr. Notes
NR               12.875      5/15/08      10,000
9,750,000
Anacomp, Inc., Sr. Sub. Notes
B3               10.875      4/01/04      12,000
12,360,000
Barak ITC Int'l. Telecom, Sr. Disc. Notes (Israel),
   Zero Coupon (until 11/15/02)
B3               12.50      11/15/07      36,500 (i)
18,250,000
Bestel S.A. De CV, Sr. Disc. Notes (Mexico),
   Zero Coupon (until 5/15/01)
NR               12.75       5/15/05      11,000 (i)
6,380,000
Birch Telecom, Inc., Sr. Notes
NR               14.00       6/15/08       5,000
4,600,000
Call-Net Enterprises, Inc., Sr. Disc. Notes,
   Zero Coupon (until 8/15/03)
B1                8.94       8/15/08      20,000
11,400,000
Caprock Communications Corp., Sr. Notes
B(a)             12.00       7/15/08       8,500
8,160,000
Cellnet Data Systems, Inc., Sr. Disc. Notes,
   Zero Coupon (until 10/1/02) (cost $15,558,193;
   purchased 9/24/97 and 10/13/97)
NR               14.00      10/01/07      27,000 (b)(d)
5,940,000
Communication Cellular, S.A., Sr. Def'd. Bonds
   (Columbia),
   Zero Coupon (until 11/15/00)
B3               13.125     11/15/03      34,750 (i)
24,672,500
Crown Castle Int'l. Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/15/02)
B3               10.625     11/15/07       6,250
4,312,500
Dialog Corp., Sr. Sub. Notes (United Kingdom)
B3               11.00      11/15/07      18,000 (i)
17,910,000
DTI Holdings, Inc., Sr. Disc. Notes, Zero Coupon
   (until 3/1/03)
NR               12.50       3/01/08       7,250
1,848,750

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments as
of December 31, 1998                  PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
E Spire Communications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 7/1/03)
NR              10.625%      7/01/08    $ 10,250        $
4,100,000
Econophone, Inc., Sr. Disc. Notes, Zero Coupon (until
   2/15/03)
NR              11.00        2/15/08      16,000
7,600,000
Firstworld Communications, Inc., Sr. Notes,
   Zero Coupon (until 4/15/03)
NR              13.00        4/15/08      16,750
5,108,750
Focal Communications Corp., Sr. Disc. Notes,
   Zero Coupon (until 2/15/03)
NR              12.125       2/15/08       6,650
3,524,500
Geotek Communications, Inc., Sr. Conv. Notes, PIK          C
Zero        2/15/01      12,000 (e)            60,000
Global Telesystems Group, Inc., Sr. Notes                  B-
(a)            9.875       2/15/05      10,300
9,785,000
Globix Corp., Sr. Notes
NR              13.00        5/01/05       8,500
6,970,000
Grupo Iusacell S.A. De CV, Sr. Notes (Mexico)
B2              10.00        7/15/04      13,000 (i)
11,310,000
GST Equipment, Inc., Sr. Sec'd. Notes
NR              13.25        5/01/07      10,000
10,300,000
GST Network Funding, Inc., Sr. Disc. Notes,
   Zero Coupon (until 5/1/03)
NR              10.50        5/01/08       6,500
2,990,000
GST Telecommunications, Inc.,
   Conv. Sr. Disc. Notes, Zero Coupon (until
      12/15/00)
NR              13.875      12/15/05       2,262
1,854,840
   Sr. Sub. Notes
NR              12.75       11/15/07       8,200
7,523,500
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)
NR              13.875      12/15/05      17,096
12,223,640
Hyperion Telecommunications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/01) (cost $2,160,984;
   purchased 4/10/96 and 6/23/98)
B3              13.00        4/15/03       2,800 (b)
2,016,000
ICG Holdings, Inc., Sr. Disc. Notes, Zero Coupon
   (until 5/1/03)
NR               9.875       5/01/08      14,500
7,467,500
ICO Global Communications, Sr. Notes
B3              15.00        8/01/05      18,250
13,687,500
IDT Corp., Sr. Notes
B+(a)            8.75        2/15/06      14,900
14,155,000
Impsat Corp.,
   Sr. Notes
B1              12.125       7/15/03      13,500
11,880,000
   Sr. Notes
B+(a)           12.375       6/15/08      12,000
9,720,000
Intermedia Cap. Partners, L.P., Sr. Notes
B2              11.25        8/01/06      30,250
34,031,250
Intermedia Communications of Florida,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)
B2              12.50        5/15/06      22,500
17,550,000
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)
B2              11.25        7/15/07      17,750
12,070,000
International Wireless Communications, Inc., Sr.
   Disc. Notes,
   (cost $5,398,604; purchased 8/9/96 and 9/13/96)
NR               Zero        8/15/01       8,000  b)(d)(e)
1,040,000
IPC Information Systems, Inc., Sr. Disc. Notes,
   Zero Coupon (until 11/1/01)
B3               10.875      5/01/08      16,000
10,000,000
Iridium Cap. Corp.,
   Gtd. Notes
B3               14.00       7/15/05       7,500
7,125,000
   Sr. Notes
NR               11.25       7/15/05       4,000
3,420,000
Jacor Communications Co., Sr. Sub. Notes
B2                8.75       6/15/07       2,000
2,170,000
Jordan Telecommunication Prod., Sr. Sub. Notes
B3                9.875      8/01/07      10,000
10,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Portfolio of Investments as
of December 31, 1998                    PRUDENTIAL HIGH
YIELD FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Level 3 Communications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/1/03)
B3               10.50%     12/01/08    $ 31,000        $
18,018,750
Long Distance Int'l., Inc., Sr. Notes
NR               12.25       4/15/08       6,500
5,200,000
Mastec, Inc., Sr. Sub. Notes
Ba3               7.75       2/01/08      19,500
18,817,500
McLeod, Inc., Sr. Notes
B2                9.25       7/15/07      10,000
10,350,000
Metronet Communications Corp., Sr. Disc. Notes,
   Zero Coupon (until 6/15/03)
B3                9.95       6/15/08      27,000
16,537,500
Netia Holdings BV (Poland),
   Gtd. Sr. Disc. Notes, Zero Coupon (until 11/1/01)
B3               11.25      11/01/07      12,500 (i)
7,062,500
   Gtd. Sr. Notes
B3               10.25      11/01/07       9,150 (i)
7,823,250
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 8/15/99)
B2                9.75       8/15/04      28,000
27,160,000
   Sr. Disc. Notes, Zero Coupon (until 9/15/02)
B2               10.65       9/15/07       3,250
2,088,125
   Sr. Disc. Notes, Zero Coupon (until 10/31/02)
B2                9.75      10/31/07      36,500
22,265,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B2                9.95       2/15/08      29,025
17,415,000
Nextel International, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/03)
CCC+(a)          12.125      4/15/08       3,000
1,380,000
Northeast Optic Network, Inc., Sr. Notes
NR               12.75       8/15/08       7,500
7,275,000
Omnipoint Corp.,
   Sr. Notes
B3               11.625      8/15/06       8,600
6,020,000
Pagemart Nationwide, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/1/00)
B3               15.00       2/01/05      23,000
20,240,000
Pagemart Wireless, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/1/03)
NR               11.25       2/01/08      36,000
16,560,000
Price Communications Wireless,
   Sr. Sec'd. Notes
Ba3               9.125     12/15/06      12,500
12,625,000
   Sr. Sub. Notes
B3               11.75       7/15/07      12,500
13,187,500
PTC Int'l. Fin BV, Gtd. Sr. Sub. Disc. Notes
   (Poland),
   Zero Coupon (until 7/1/02)
B3               10.75       7/01/07      19,250 (i)
13,282,500
Qwest Communications Int'l., Inc., Sr. Notes
BB+(a)            7.50      11/01/08       3,500
3,640,000
RCN Corp., Sr. Disc. Notes, Zero Coupon (until
   10/15/02)
B3               11.125     10/15/07      11,950
6,931,000
RSL Communications, Sr. Notes                              B-
(a)            12.00      11/01/08      10,000
10,350,000
Rural Cellular Corp., Sr. Sub. Notes
B3                9.625      5/15/08      11,000
11,055,000
Splitrock Svcs., Inc., Sr. Notes
NR               11.75       7/15/08       8,000
6,960,000
Star Choice Communications, Sr. Sec'd. Notes
B3               13.00      12/15/05       5,000 (g)
5,025,000
Time Warner Telecom LLC., Sr. Notes
B2                9.75       7/15/08      10,000 (g)
10,450,000
U.S. Exchange LLC., Sr. Notes
NR               15.00       7/01/08       7,000
7,140,000
Versatel Telecom BV, Sr. Notes
NR               13.25       5/15/08       9,000
8,910,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Portfolio of Investments as
of December 31, 1998                PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Viatel, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/03)
NR               12.50%      4/15/08    $  8,400        $
4,788,000
   Sr. Notes
NR               11.25       4/15/08       5,050
5,075,250
WamNet, Inc., Sr. Disc. Notes, Zero Coupon (until
   3/1/02)
NR               13.25       3/01/05       7,500
4,125,000
Worldwide Fiber Inc., Sr. Notes
B3               12.50      12/15/05      10,000 (g)
10,000,000

--------------

714,385,105
------------------------------------------------------------
------------------------------------------------------------
------
Textiles--0.8%
Foamex, L.P. Cap Corp., Sr. Sub. Notes
B3                9.875      6/15/07      12,550
13,554,000
Phillips Van Heusen Corp., Sr. Sub. Notes
B1                9.50       5/01/08       8,050
8,050,000
Worldtex, Inc., Sr. Notes
B1                9.625     12/15/07      15,000
13,350,000

--------------

34,954,000
------------------------------------------------------------
------------------------------------------------------------
------
Transportation/Trucking/Shipping--1.9%
American Commercial Lines, Sr. Notes
B1               10.25       6/30/08      17,000
17,340,000
Autopistas Del Sol S.A., Sr. Notes
NR               10.25       8/01/09       3,500
2,660,000
Continental Airlines Inc., Sr. Notes
Ba2               8.00      12/15/05       3,250
3,211,325
Holt Group, Inc., Sr. Notes
B+(a)             9.75       1/15/06       8,320
5,740,800
Kitty Hawk, Inc., Gtd. Notes
B1                9.95      11/15/04      22,505
22,167,425
MRS Logistica S.A., Sr. Notes (Brazil)
B(a)             10.625      8/15/05      10,000 (i)
5,600,000
Stena AB (Sweden),
   Sr. Notes
Ba2               8.75       6/15/07       7,000 (i)
6,667,500
   Sr. Notes
B1               10.625      6/01/08      11,500 (i)
10,350,000
US Air, Inc., Pass-through Certs.
Ba2              10.375      3/01/13       7,030
8,138,561

--------------

81,875,611

--------------
Total corporate bonds (cost $4,121,653,930)
3,843,078,993

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Portfolio of Investments as
of December 31, 1998                 PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------

                                                       Value
Description                        Shares            (Note
1)
------------------------------------------------------------
PREFERRED STOCKS--4.5%
Adelphia Communications Corp.,
  $13.00                            74,000        $
8,621,000
California Fed. Corp., $9.125        1,822
46,125,577
Cendant Corp., $7.50                16,000
534,000
Chesapeake Energy Corp., $7.00     110,000
1,175,625
Concentric Network Corp., $13.50     6,821
5,831,955
CSC Holdings, Inc.,
   Ser. 1995K-1, $11.125           113,429
12,647,289
   Ser. 1995K-2, $11.125             3,632
40,496,800
   Ser. 1995K-4, $11.75            135,996
15,503,530
Eagle Picher Holdings, Inc.,         1,530
  $11.75
7,726,500
GPA Group Plc, Conv., 7.00%         13,200
6,600,000
Harborside Healthcare Corp.,         2,585
  $13.50
2,262,149
Intermedia Communications of
  Florida, $7.00                   280,000
4,165,000
Paxon Communications Corp., Jr.,
  $13.25                             1,482
12,966,879
Primedia, Inc., $8.625             117,000
11,378,250
Rural Cellular Corp., $11.375        4,231
3,892,511
Texas Utilities Co., $9.25          80,000
4,510,000
Viasystems Group, Inc., 8.00%      162,365
2,435,472
Viatel, Inc., $10.00                 6,898
758,807
                                                  ----------
----
Total preferred stocks
  (cost $178,504,392)
187,631,344
                                                  ----------
----

COMMON STOCKS(c)--0.2%
Cellnet Data Systems, Inc.
  (cost $1,080; purchased
  6/25/97)                         216,000 (b)    $
1,080,000
Coinstar, Inc.                      65,100
699,825
Dr Pepper Bottling Co., Cl. B       72,580
2,322,560
Envirosource, Inc.                  61,190
313,599
Gaylord Container Corp., Cl. A      82,735
506,752
Hedstrom Holdings, Inc.            206,223
206,223
Intermedia Communications of
  Florida,                           3,276
48,730
Nextel Communications, Inc.         85,298
2,015,165
Northeast Optic Network, Inc.       80,000
830,000
Pagemart Nationwide, Inc.           71,750
403,594
Peachtree Cable Assn., Ltd.         31,559
284,978
SF Holdings Group, Inc.             33,000
66,000
                                                  ----------
----
Total common stocks
  (cost $8,357,048)
8,777,426
                                                  ----------
----
COMMON TRUST UNITS(c)--0.4%          Units
                                  ---------
PSF Holdings, LLC.
  (cost $15,959,021;
  purchased 5/20/94)               951,717 (b)(f)
15,389,467
                                                  ----------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Portfolio of Investments as
of December 31, 1998                PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Expiration                      Value

Date        Warrants       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
WARRANTS(c)--0.2%
Aladdin Gaming
3/1/10     385,000        $        3,850
Allegiance Telecom, Inc.
2/15/08      14,200               113,600
American Banknote Corp.
12/1/07       3,750                   469
American Mobile Satellite Corp.
4/1/08       9,750                37,830
Bell Technology Group Ltd.
5/1/05       8,500                    85
Bestel S.A. De CV
5/15/05      11,000                22,000
Birch Telecom, Inc.
6/15/08       5,000                     0
Cellnet Data Systems, Inc.
9/15/07      44,455 (d)           266,730
Clearnet Communications, Inc.
9/15/05      66,495               332,475
Comcel
11/15/03      29,000             2,175,000
Diva Systems Corp.
3/1/08      47,700               763,200
DTI Holdings, Inc.
3/1/08      36,250                 1,812
Ermis Maritime Holdings Ltd.
3/15/06       9,818                 9,818
Firstworld Communications, Inc.
4/15/08      16,750                     0
Foamex JPS Automotive LLC.
7/1/99      20,250               425,250
Gaylord Container Corp.
11/1/02     417,518             2,087,590
ICO Global Communications
8/1/05      18,250                     0
International Wireless Communications, Inc.
8/15/01       8,000 (d)(e)              0
Intelcom Group, Inc.
9/15/05     127,809             1,661,517
Intermedia Communications of Florida
6/1/00      11,250               480,825
Long Distance Int'l., Inc.
4/15/08       6,500                    65
Nextel Communications, Inc.
4/25/99       7,000                     0
President Riverboat Casinos, Inc.
9/30/99      44,150                     0
Price Communications Wireless
8/1/07      17,200               754,650
Primus Telecommunications Group
8/1/04      12,250               153,125
Splitrock Svcs., Inc.
7/15/08       8,000                88,000
Star Choice Communications
12/15/05     115,800               196,860
Sterling Chemical Holdings, Inc.
8/15/08       5,450                81,750
TVN Entertainment Corp.
8/1/08      15,000                   150
United Int'l. Holdings, Inc.
11/15/99      44,500               667,500
USN Communications, Inc.
10/15/06      92,500                19,425
Versatel Telecom BV
5/15/08       9,000                90,000
WamNet, Inc.
3/1/05      22,500               180,000

--------------
Total warrants (cost $752,509)
10,613,576

--------------
Total long-term investments (cost $4,325,226,900)
$4,065,490,806

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

Portfolio of Investments as
of December 31, 1998                  PRUDENTIAL HIGH YIELD
FUND, INC.
------------------------------------------------------------
--------------------

Principal

Interest    Maturity      Amount             Value

Rate        Date         (000)            (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--3.2%
------------------------------------------------------------
------------------------------------------------------------
------
Alltel Corp., loan participation
5.75%       1/04/99     $50,000(h)     $   50,000,000
Countrywide Home Loan, Inc., commercial paper
5.10        1/04/99      12,559            12,553,663
Countrywide Home Loan, Inc., commercial paper
5.40        1/04/99      50,000            49,977,500
First Chicago Corp., time deposit
4.875       1/04/99      10,962(h)         10,962,000
Xerox Capital, commercial paper
5.30        1/04/99       9,224             9,219,926

--------------
Total short-term investments (cost $132,713,089)
132,713,089

--------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.8%
   (cost $4,457,939,989; Note 4)
4,198,203,895
Other assets in excess of liabilities--0.2%
9,948,340

--------------
Net Assets--100%
$4,208,152,235

--------------

--------------

---------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of
such securities is
($55,028,372). The aggregate value ($40,498,481) is
approximately 1.0% of net
assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded
together as a unit;
generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments, non-
income producing
security.
(f) Fair valued security.
(g) Portion of securities on loan, see Note 4.
(h) Represents security, or portion thereof, purchased with
cash collateral
received for securities on loan.
(i) US$ Denominated foreign bonds.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
LLC--Limited Liability Company.
L.P.--Limited Partnership.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Statement of Assets and Liabilities             PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Assets
December 31, 1998
Investments, at value (cost
$4,457,939,989).............................................
 ................      $  4,198,203,895
Cash........................................................
 ............................................
271,209
Interest
receivable..................................................
 ...................................            77,147,956
Receivable for Fund shares
sold........................................................
 .................            10,738,075
Receivable for securities
lending.....................................................
 ..................                 9,471
Deferred expenses and other
assets......................................................
 ................                94,623

-----------------
   Total
assets......................................................
 ...................................         4,286,465,229

-----------------
Liabilities
Payable to broker for collateral for securities on
loan.................................................
60,840,540
Payable for Fund shares
reacquired..................................................
 ....................             6,934,177
Payable for investments
purchased...................................................
 ....................             5,226,389
Distribution fee
payable.....................................................
 ...........................             1,800,692
Management fee
payable.....................................................
 .............................             1,470,887
Dividends
payable.....................................................
 ..................................             1,065,622
Accrued
expenses....................................................
 ....................................               877,180
Securities lending rebate
payable.....................................................
 ..................                97,507

-----------------
   Total
liabilities.................................................
 ...................................            78,312,994

-----------------
Net
Assets......................................................
 ........................................      $
4,208,152,235

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................      $      5,350,054
   Paid-in capital in excess of
par.........................................................
 ............         4,833,462,936

-----------------

4,838,812,990
   Undistributed net investment
income......................................................
 ............               349,779
   Accumulated net realized loss on
investments.................................................
 ........          (371,274,440 )
   Net unrealized depreciation on
investments.................................................
 ..........          (259,736,094 )

-----------------
Net assets, December 31,
1998........................................................
 ...................      $  4,208,152,235

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($1,677,604,599 / 212,980,494 shares of common stock
issued and outstanding)......................
$7.88
   Maximum sales charge (4.00% of offering
price)......................................................
 .                   .33
   Maximum offering price to
public......................................................
 ...............                 $8.21
Class B:
   Net asset value, offering price and redemption price per
share
      ($2,381,793,383 / 303,120,030 shares of common stock
issued and outstanding)......................
$7.86
Class C:
   Net asset value and redemption price per share
      ($83,686,639 / 10,650,300 shares of common stock
issued and outstanding)..........................
$7.86
   Sales charge (1.00% of offering
price)......................................................
 .........                   .08
   Offering price to
public......................................................
 .......................                 $7.94
Class Z:
   Net asset value, offering price and redemption price per
share
      ($65,067,614 / 8,254,614 shares of common stock issued
and outstanding)...........................
$7.88

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     19

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Operations
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1998
Income
   Interest..............................     $ 420,464,366
   Dividends.............................         5,581,356
   Income from securities loaned, net....            33,635
                                            ----------------
-
      Total Income.......................       426,079,357
                                            ----------------
-
Expenses
   Distribution fee--Class A.............         2,568,796
   Distribution fee--Class B.............        19,179,387
   Distribution fee--Class C.............           504,719
   Management Fee........................        17,880,859
   Transfer agent's fees and expenses....         4,366,000
   Custodian's fees and expenses.........           330,000
   Registration fees.....................           123,000
   Insurance expense.....................            70,000
   Reports to shareholders...............            56,000
   Audit fee and expenses................            48,000
   Directors' fees and expenses..........            33,000
   Legal fees and expenses...............            20,000
   Miscellaneous.........................             8,867
                                            ----------------
-
      Total expenses.....................        45,188,628
                                            ----------------
-
Net investment income....................       380,890,729
                                            ----------------
-
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment
   transactions..........................        36,353,107
Net change in unrealized appreciation of
   investments...........................      (422,696,898)
                                            ----------------
-
Net loss on investments..................      (386,343,791)
                                            ----------------
-
Net Decrease in Net Assets
Resulting from Operations................     $  (5,453,062)
                                            ----------------
-
                                            ----------------
-

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                    Year Ended December
31,
in Net Assets                          1998
1997
Operations
   Net investment income.......   $   380,890,729     $
354,105,853
   Net realized gain on
      investment
      transactions.............        36,353,107
146,274,171
   Net change in unrealized
      appreciation
      (depreciation) of
      investments..............      (422,696,898)
7,321,433
                                 ----------------    -------
---------
   Net increase (decrease) in
      net assets resulting from
      operations...............        (5,453,062)
507,701,457
                                 ----------------    -------
---------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................      (154,810,882)
(139,641,643)
      Class B..................      (215,059,672)
(207,750,363)
      Class C..................        (5,714,430)
(3,608,339)
      Class Z..................        (5,305,745)
(3,105,508)
                                 ----------------    -------
---------
                                     (380,890,729)
(354,105,853)
                                 ----------------    -------
---------
   Dividends in excess of net
      investment income
      Class A..................        (3,143,618)
(8,405,450)
      Class B..................        (4,367,041)
(12,505,119)
      Class C..................          (116,038)
(217,197)
      Class Z..................          (107,739)
(186,930)
                                 ----------------    -------
---------
                                       (7,734,436)
(21,314,696)
                                 ----------------    -------
---------
Fund share transactions (Net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold.....................     2,963,551,012
2,751,808,904
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............       194,305,581
185,528,878
   Cost of shares reacquired...    (3,024,094,927)
(2,836,907,445)
                                 ----------------    -------
---------
   Net increase in net assets
      from Fund share
      transactions.............       133,761,666
100,430,337
                                 ----------------    -------
---------
Total increase (decrease)......      (260,316,561)
232,711,245
Net Assets
Beginning of year..............     4,468,468,796
4,235,757,551
                                 ----------------    -------
---------
End of year(a).................   $ 4,208,152,235     $
4,468,468,796
                                 ----------------    -------
---------
                                 ----------------    -------
---------
---------------
(a) Undistributed net
    investment income..........   $       349,779     $
--
                                 ----------------    -------
---------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     20

Notes to Financial Statements                   PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
Prudential High Yield Fund, Inc. (the 'Fund') is registered
under the Investment
Company Act of 1940 as a diversified, open-end management
investment company.
The primary investment objective of the Fund is to maximize
current income
through investment in a diversified portfolio of high yield
fixed-income
securities which, in the opinion of the Fund's investment
adviser, do not
subject the Fund to unreasonable risks. As a secondary
investment objective, the
Fund will seek capital appreciation but only when consistent with its primary
objective. Lower rated or unrated (i.e., high yield)
securities are more likely
to react to developments affecting market risk (general
market liquidity) and
credit risk (an issuer's inability to meet principal and
interest payments on
its obligations) than are more highly rated securities,
which react primarily to
movements in the general level of interest rates. The
ability of issuers of debt
securities held by the Fund to meet their obligations may be affected by
economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at
prices provided by
principal market makers and pricing agents. Any security for which the primary
market is on an exchange is valued at the last sales price
on such exchange on
the day of valuation or, if there was no sale on such day,
the last bid price
quoted on such day. Securities issued in private placements
are valued at the
bid price or the mean between the bid and asked prices, if
available, provided
by principal market makers. Any security for which a
reliable market quotation
is unavailable is valued at fair value as determined in good faith by or under
the direction of the Fund's Board of Directors.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost, which approximates market value. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase
agreements as the case may be, take possession of the
underlying collateral
securities, the value of which exceeds the principal amount
of the repurchase
transaction, including accrued interest and, to the extent
that any repurchase
transaction exceeds one business day, the value of the
collateral is
marked-to-market on a daily basis to ensure the adequacy of
the collateral. If
the seller defaults and the value of the collateral declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
The Fund may hold up to 15% of its net assets in illiquid
securities, which may
include those which are restricted as to disposition under
securities law
('restricted securities'). Certain issues of restricted
securities held by the
Fund at December 31, 1998 include registration rights under
which the Fund may
demand registration by the issuer, of which the Fund may
bear the cost of such
registration. Restricted securities, sometimes referred to
as private
placements, are valued pursuant to the valuation procedures
noted above.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of portfolio
securities are calculated on an identified cost basis.
Interest income is
recorded on an accrual basis and dividend income is recorded on the ex-dividend
date. The Fund accretes original issue discounts as
adjustments to interest
income. Income from payment-in-kind bonds is recorded daily
based on an
effective interest method. Expenses are recorded on the
accrual basis which may
require the use of certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
of the Fund based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Federal Income Taxes: It is the intent of the Fund to
continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required. Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least
annually of any net
capital gains. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for
market discount and wash sales.
Securities Lending: The Fund may lend securities to broker-
dealers. The loans
are secured by collateral at least equal at all times to the market value of the
securities loaned. Loans are subject to termination at the
option of the
borrower or the Fund. Upon termination of the loan, the
borrower will return to
the lender securities identical to the loaned securities.
The Fund may bear the
risk of delay in recovery of, or even loss of rights in, the securities loaned
should the borrower of the securities fail financially. The
------------------------------------------------------------
--------------------
                                       21

Notes to Financial Statements                   PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
Fund receives compensation, net of any rebate, for lending
its securities in the
form of fees or it retains a portion of interest on the
investment of any cash
received as collateral. The Fund also continues to receive
interest, on the
securities loaned and any gain or loss in the market price
of the securities
loaned that may occur during the term of the loan will be
for the account of the
Fund. Prudential Securities Incorporated ('PSI') is the
securities lending agent
for the Fund. For the fiscal year ended December 31, 1998,
PSI has been
compensated approximately $8,400.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with AICPA
Statement of Position
93-2: Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income by $9,125,958, decrease accumulated net realized loss on investments by
$145,971,221 and decrease paid in capital in excess of par
by $155,097,179. This
was primarily due to the sale of securities purchased with
market discount and
the expiration of a portion of the capital loss carryforward for the year ended
December 31, 1998. Net investment income, net realized gains and net assets were
not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIMF has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50% of the Fund's average daily net assets up to
$250 million, .475% of
the next $500 million, .45% of the next $750 million, .425%
of the next $500
million, .40% of the next $500 million, .375% of the next
$500 million and .35%
of the Fund's average daily net assets in excess of $3
billion.
The Fund had a distribution agreement with PSI, which acted
as the distributor
of the Class A, B, C and Z shares of the Fund through May
31, 1998. Prudential
Investment Management Services LLC ('PIMS') became the
distributor of the Fund
effective June 1, 1998 and is serving the Fund under the
same terms and
conditions as under the arrangement with PSI. The Fund
compensated PSI and PIMS
for distributing and servicing the Fund's Class A, Class B
and Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees were paid
to PSI or PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensated
PSI and PIMS with
respect to Class A, B and C shares, for distribution-related activities at an
annual rate of up to .30 of 1%, .75 of 1% and 1%, of the
average daily net
assets of the Class A, B and C shares, respectively. Such
expenses under the
Plans were .15 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of
the Class A, B and C shares, respectively, for the year
ended December 31, 1998.
Effective January 1, 1999, the annual rate for Class A
shares was increased to
 .25 of 1%.
PSI and PIMS have advised the Fund that they have received
approximately
$1,702,700 in front-end sales charges resulting from sales
of Class A and Class
C shares (after November 1, 1998) during the year ended
December 31, 1998. From
these fees, PSI and PIMS paid such sales charges to Pruco
Securities
Corporation, an affiliated broker-dealer, which in turn paid commissions to
salespersons and incurred other distribution costs.
PSI and PIMS have advised the Fund that for the year ended
December 31, 1998,
they have received approximately $3,651,200 and $46,900 in
contingent deferred
sales charges imposed upon certain redemptions by Class B
and Class C
shareholders, respectively.
PSI, PIFM, PIMS and PIC are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve an alternative source of funding for capital share
redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
for the year ended
December 31, 1998. The Funds pay a commitment fee at an
annual rate of .055 of
1% on the unused portion of the credit facility. The
commitment fee is accrued
and paid quarterly on a pro-rata basis by the Funds. The
Agreement expired on
December 29, 1998 and has been extended through February 28,
1999 under the same
terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, ('PMFS'), a wholly
owned subsidiary of
PIFM, serves as the Fund's transfer agent and during the
year ended
------------------------------------------------------------
--------------------
Notes to Financial Statements                   PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
December 31, 1998, the Fund incurred fees of approximately
$3,667,200 for the
services of PMFS. As of December 31, 1998, $310,800 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the year ended December 31, 1998 were $4,418,253,943 and
$4,356,824,541,
respectively.
The federal income tax basis of the Fund's investments,
including short-term
investments, as of December 31, 1998 was $4,458,150,473; and
accordingly, net
unrealized depreciation for federal income tax purposes was
$259,946,578 (gross
unrealized appreciation--$103,910,119; gross unrealized depreciation--$363,856,697).
For federal income tax purposes, the Fund has a capital loss carryforward as of
December 31, 1998 of approximately $350,586,300 of which
$77,895,200 expires in
1999, $110,441,500 expires in 2000 and $162,249,600 expires
in 2003. Such
carryforward is after utilization of approximately
$47,342,200 of net taxable
gains realized and recognized during the year ended December
31, 1998.
Approximately $155,097,000 of the Fund's capital loss
carryforward expired as of
December 31, 1998. In addition, the Fund will elect to treat net capital losses
of approximately $20,477,600 incurred in the two month
period ended December 31,
1998 as having been incurred in the following fiscal year.
Accordingly, no
capital gains distribution is expected to be paid to
shareholders until net
gains have been realized in excess of the aggregate of such
amounts.
As of December 31, 1998, the Fund has securities on loan
with an aggregate
market value of $58,015,388. The Fund received $60,840,540
in cash, as
collateral for securities on loan with which it purchased
highly liquid
short-term investments in accordance with the Fund's
securities lending
procedures.
------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Effective November
2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.
Transactions in shares of common stock were as follows:

Class A                             Shares           Amount
------------------------------   ------------    -----------
----
Year ended December 31, 1998:
Shares sold...................    220,216,713    $
1,859,190,071
Shares issued in reinvestment
  of
  dividends and
  distributions...............     10,259,255
85,370,263
Shares reacquired.............   (227,838,947)
(1,934,064,082)
                                 ------------    -----------
----
Net increase in shares
  outstanding before
  conversions.................      2,637,021
10,496,252
Shares issued upon conversion
  from Class B................     10,263,006
85,283,803
                                 ------------    -----------
----
Net increase in shares
  outstanding.................     12,900,027    $
95,780,055
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................    193,384,884    $
1,647,640,589
Shares issued in reinvestment
  of
  dividends and
  distributions...............      9,414,309
80,204,534
Shares reacquired.............   (210,193,785)
(1,791,846,142)
                                 ------------    -----------
----
Net decrease in shares
  outstanding before
  conversions.................     (7,394,592)
(64,001,019)
Shares issued upon conversion
  from Class B................     20,996,980
178,917,604
                                 ------------    -----------
----
Net increase in shares
  outstanding.................     13,602,388    $
114,916,585
                                 ------------    -----------
----
                                 ------------    -----------
----
Class B
------------------------------
Year ended December 31, 1998:
Shares sold...................    112,375,736    $
940,884,702
Shares issued in reinvestment
  of
  dividends and
  distributions...............     12,097,288
100,594,225
Shares reacquired.............   (116,993,243)
(981,481,666)
                                 ------------    -----------
----
Net increase in shares
  outstanding before
  conversion..................      7,479,781
59,997,261
Shares reacquired upon
  conversion into Class A.....    (10,287,840)
(85,283,803)
                                 ------------    -----------
----
Net decrease in shares
  outstanding.................     (2,808,059)   $
(25,286,542)
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................    118,393,095    $
1,004,044,328
Shares issued in reinvestment
  of
  dividends and
  distributions...............     11,760,615
99,976,935
Shares reacquired.............   (113,114,191)
(959,505,335)
                                 ------------    -----------
----

------------------------------------------------------------
--------------------
Notes to Financial Statements                   PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class B                             Shares           Amount
------------------------------   ------------    -----------
----
Net increase in shares
  outstanding before
  conversion..................     17,039,519
144,515,928
Shares reacquired upon
  conversion into Class A.....    (21,040,398)
(178,917,604)
                                 ------------    -----------
----
Net decrease in shares
  outstanding.................     (4,000,879)   $
(34,401,676)
                                 ------------    -----------
----
                                 ------------    -----------
----
Class C
------------------------------
Year ended December 31, 1998:
Shares sold...................      8,376,997    $
68,914,249
Shares issued in reinvestment
  of
  dividends and
  distributions...............        409,580
3,387,514
Shares reacquired.............     (4,610,242)
(38,222,404)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      4,176,335    $
34,079,359
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................      5,931,868    $
50,289,762
Shares issued in reinvestment
  of
  dividends and
  distributions...............        257,238
2,191,113
Shares reacquired.............     (4,892,651)
(41,327,251)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      1,296,455    $
11,153,624
                                 ------------    -----------
----
                                 ------------    -----------
----
Class Z
------------------------------
Year ended December 31, 1998:
Shares sold...................     11,385,751    $
94,561,990
Shares issued in reinvestment
  of
  dividends and
  distributions...............        596,770
4,953,579
Shares reacquired.............     (8,538,564)
(70,326,775)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      3,443,957    $
29,188,794
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................      5,863,890    $
49,834,225
Shares issued in reinvestment
  of
  dividends and
  distributions...............        370,225
3,156,296
Shares reacquired.............     (5,206,103)
(44,228,717)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      1,028,012    $
8,761,804
                                 ------------    -----------
----
                                 ------------    -----------
----

------------------------------------------------------------
--------------------
                                       24

Financial Highlights                            PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                     -------
------------------------------------------------------------
-

Year Ended December 31,
                                                     -------
------------------------------------------------------------
-
                                                        1998
1997           1996           1995          1994
                                                     -------
---     ----------     ----------     ----------     -------
-
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...............    $
8.65     $     8.39     $     8.19     $     7.68     $
8.70
                                                     -------
---     ----------     ----------     ----------     -------
-
Income from investment operations
Net investment income............................
 .76            .73            .75            .81
 .80
Net realized and unrealized gain (loss) on
   investments...................................
(.76)           .30            .22            .53
(1.00)
                                                     -------
---     ----------     ----------     ----------     -------
-
   Total from investment operations..............
--           1.03            .97           1.34
(.20)
                                                     -------
---     ----------     ----------     ----------     -------
-
Less distributions
Dividends from net investment income.............
(.76)          (.73)          (.75)          (.81)
(.80)
Distributions in excess of net investment
   income........................................
(.01)          (.04)          (.02)          (.02)
(.02)
                                                     -------
---     ----------     ----------     ----------     -------
-
   Total distributions...........................
(.77)          (.77)          (.77)          (.83)
(.82)
                                                     -------
---     ----------     ----------     ----------     -------
-
Net asset value, end of year.....................    $
7.88     $     8.65     $     8.39     $     8.19     $
7.68
                                                     -------
---     ----------     ----------     ----------     -------
-
                                                     -------
---     ----------     ----------     ----------     -------
-
TOTAL RETURN(a)..................................
(0.13)%        12.81%         12.60%         18.17%
(2.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)....................
$1,677,605     $1,730,473     $1,564,429     $1,336,354
$161,435
Average net assets (000).........................
$1,712,531     $1,635,480     $1,385,143     $1,056,555
$165,517
Ratios to average net assets:
   Expenses, including distribution fees.........
 .67%           .69%           .72%           .75%
 .78%
   Expenses, excluding distribution fees.........
 .52%           .54%           .57%           .60%
 .63%
   Net investment income.........................
9.04%          8.59%          9.20%         10.13%
9.86%
For Classes A, B, C and Z shares:
   Portfolio turnover rate.......................
103%           113%            89%            78%
74%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     25

Financial Highlights                            PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                     -------
------------------------------------------------------------
---

Year Ended December 31,
                                                     -------
------------------------------------------------------------
---
                                                        1998
1997           1996           1995           1994
                                                     -------
---     ----------     ----------     ----------     -------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year...............    $
8.63     $     8.38     $     8.18     $     7.67     $
8.69
                                                     -------
---     ----------     ----------     ----------     -------
---
Income from investment operations
Net investment income............................
 .71            .68            .71            .76
 .76
Net realized and unrealized gain (loss) on
   investments...................................
(.76)           .29            .22            .53
(1.00)
                                                     -------
---     ----------     ----------     ----------     -------
---
   Total from investment operations..............
(.05)           .97            .93           1.29
(.24)
                                                     -------
---     ----------     ----------     ----------     -------
---
Less distributions
Dividends from net investment income.............
(.71)          (.68)          (.71)          (.76)
(.76)
Distributions in excess of net investment
   income........................................
(.01)          (.04)          (.02)          (.02)
(.02)
                                                     -------
---     ----------     ----------     ----------     -------
---
   Total distributions...........................
(.72)          (.72)          (.73)          (.78)
(.78)
                                                     -------
---     ----------     ----------     ----------     -------
---
Net asset value, end of year.....................    $
7.86     $     8.63     $     8.38     $     8.18     $
7.67
                                                     -------
---     ----------     ----------     ----------     -------
---
                                                     -------
---     ----------     ----------     ----------     -------
---
TOTAL RETURN(a)..................................
(0.70)%        12.07%         11.97%         17.49%
(2.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)....................
$2,381,793     $2,640,491     $2,596,207     $2,730,903
$3,311,323
Average net assets (000).........................
$2,557,252     $2,589,122     $2,652,883     $2,725,385
$3,566,709
Ratios to average net assets:
   Expenses, including distribution fees.........
1.27%          1.29%          1.32%          1.35%
1.38%
   Expenses, excluding distribution fees.........
 .52%           .54%           .57%           .60%
 .63%
   Net investment income.........................
8.41%          7.99%          8.62%          9.56%
9.28%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     26

Financial Highlights                            PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class C
                                                     -------
-----------------------------------------------------

August 1,

1994(c)

Year Ended December 31,                 Through
                                                     -------
------------------------------------     December 31,
                                                      1998
1997        1996        1995           1994
                                                     -------
-------     -------     -------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............    $  8.63
$  8.38     $  8.18     $  7.67       $   8.05
                                                     -------
-------     -------     -------         ------
Income from investment operations
Net investment income............................        .71
 .68         .71         .76            .32
Net realized and unrealized gain (loss) on
   investments...................................
(.76)        .29         .22         .53           (.37)
                                                     -------
-------     -------     -------         ------
   Total from investment operations..............
(.05)        .97         .93        1.29           (.05)
                                                     -------
-------     -------     -------         ------
Less distributions
Dividends from net investment income.............
(.71)       (.68)       (.71)       (.76)          (.32)
Distributions in excess of net investment
   income........................................
(.01)       (.04)       (.02)       (.02)          (.01)
                                                     -------
-------     -------     -------         ------
   Total distributions...........................
(.72)       (.72)       (.73)       (.78)          (.33)
                                                     -------
-------     -------     -------         ------
Net asset value, end of period...................    $  7.86
$  8.63     $  8.38     $  8.18       $   7.67
                                                     -------
-------     -------     -------         ------
                                                     -------
-------     -------     -------         ------
TOTAL RETURN(a)..................................
(0.70)%     12.07%      11.97%      17.49%        (0.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................    $83,687
$55,879     $43,374     $24,021       $  4,860
Average net assets (000).........................    $67,296
$45,032     $28,647     $12,063       $  2,840
Ratios to average net assets:
   Expenses, including distribution fees.........
1.27%       1.29%       1.32%       1.35%          1.48%(b)
   Expenses, excluding distribution fees.........
 .52%        .54%        .57%        .60%           .73%(b)
   Net investment income.........................
8.49%       7.99%       8.60%       9.49%          9.80%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     27

Financial Highlights                            PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class Z
                                                     -------
-----------------------------

March 1,
                                                     Year
Ended December       1996(c)

31,               Through
                                                     -------
------------     December 31,
                                                      1998
1997           1996
                                                     -------
-------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............    $  8.65
$  8.39       $   8.34
                                                     -------
-------         ------
Income from investment operations
Net investment income............................        .76
 .74            .63
Net realized and unrealized gain (loss) on
   investments...................................
(.75)        .30            .07
                                                     -------
-------         ------
   Total from investment operations..............        .01
1.04            .70
                                                     -------
-------         ------
Less distributions
Dividends from net investment income.............
(.76)       (.74)          (.63)
Distributions in excess of net investment
   income........................................
(.02)       (.04)          (.02)
                                                     -------
-------         ------
   Total distributions...........................
(.78)       (.78)          (.65)
                                                     -------
-------         ------
Net asset value, end of period...................    $  7.88
$  8.65       $   8.39
                                                     -------
-------         ------
                                                     -------
-------         ------
TOTAL RETURN(a)..................................
0.00%      12.96%          8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................    $65,068
$41,625       $ 31,748
Average net assets (000).........................    $57,453
$35,808       $ 28,978
Ratios to average net assets:
   Expenses, including distribution fees.........
 .52%        .54%           .57%(b)
   Expenses, excluding distribution fees.........
 .52%        .54%           .57%(b)
   Net investment income.........................
9.23%       8.74%          9.31%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     28

Report of Independent Accountants               PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential High Yield Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential High Yield Fund, Inc.
(the 'Fund') at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 16, 1999
------------------------------------------------------------
--------------------
                                       29

Federal Tax Information (Unaudited)             PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
During the fiscal year ended December 31, 1998, the Fund
paid ordinary income
dividends per share totalling $0.77, $0.72, $0.72 and $0.78
for Class A, B, C
and Z shares, respectively. Accordingly, we wish to advise
you that 1.39% of the
dividends paid qualified for the corporate dividend received deduction available
to corporate taxpayers.
------------------------------------------------------------
--------------------
                                       30

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help.
So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
--------------------------------------------------
Prudential High Yield Fund, Inc. vs. the
Lehman Brothers High Yield Bond Index.


---- Prudential High Yield Fund, Inc.
/ /  Lehman Brothers High Yield Bond Index


Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in the Prudential High
Yield
Fund, Inc. (Class A, B, C, and Z shares) with a similar investment in the Lehman Brothers High Yield Bond Index (the Index) by portraying the initial account values at the commencement of operations of Class
A, C, and Z shares, and for 10 years for the Class B shares, and subsequent account values at the end of each fiscal year (December
31), as measured on a quarterly basis, beginning in 1990 for Class
A, 1988 for Class B, 1994 for Class C, and 1996 for Class Z shares.
For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed (a) that the maximum applicable front-end sales load was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1998; (c) beginning November 2,
1998, Class C shares are subject to a front-end sales load of 1% and a CDSC of 1% for 18 months; (d) all recurring fees (including management fees) were deducted; and (e) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Class
Z shares are not subject to a sales charge or distribution fee.

The Index is a weighted index that covers the universe of fixed-rate, noninvestment-grade debt. The bonds included in the Index must be dollar-denominated and nonconvertible, and have at least one year remaining to maturity and an outstanding par value of at least $100 million. The Index is unmanaged and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities held in the Index may differ substantially from those held by the Fund. The Index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Class A    (GRAPH)

Average Annual Total
Returns - Class A
-----------------------
With Sales Load
 9.94% Since Inception
 7.04% for 5 Years
-4.13% for 1 Year

Without Sales Load
10.44% Since Inception
 7.92% for 5 Years
-0.13% for 1 Year


Class B       (GRAPH)

Average Annual Total
Returns - Class B
------------------------
With Sales Load
 9.79% Since Inception
 8.59% for 10 Years
 7.13% for 5 Years
-5.70% for 1 Year

Without Sales Load
 9.79% Since Inception
 8.59% for 10 Years
 7.28% for 5 Years
-0.70% for 1 Year


Class C         (GRAPH)
Average Annual Total
Returns - Class C
----------------------
With Sales Load
 8.57% Since Inception
-2.70% for 1 Year

Without Sales Load
 8.82% Since Inception
-0.70% for 1 Year


Class Z    (GRAPH)
Average Annual Total
Returns - Class Z
------------------------
7.54% Since Inception
0.00% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Brian M. Storms
Nancy H. Teeters
Louis A. Weil, III

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74435F106  MF110E
74435F205
74435F304
74435F403